Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Amount of Income Tax (Expense) Benefit Allocated to Component of Other Comprehensive Income (Loss)
The components and activity in Accumulated other comprehensive income (net of deferred income taxes) consisted of the following during the years ended December 31, 2013, 2012 and 2011 (in thousands):

	Foreign Currency Translation Adjustments(a)	Net Prior Service Benefit(b)	Unrealized Gain (Loss) on Marketable Securities	Other	Total
Balance at December 31, 2010	$69,605	$6,422	$(3)	$(1,135)	$74,889
Current period change	(17,269)	(2,156)	1	257	(19,167)
Tax benefit (expense)	3,909	794	(1)	(95)	4,607
Balance at December 31, 2011	56,245	5,060	(3)	(973)	60,329
Current period change	26,846	(6,533)	(5)	217	20,525
Tax benefit (expense)	2,026	2,462	2	(80)	4,410
Balance at December 31, 2012	85,117	989	(6)	(836)	85,264
Current period change	29,539	(781)	(3)	217	28,972
Tax benefit (expense)	1,809	279	1	(80)	2,009
Balance at December 31, 2013	$116,465	$487	$(8)	$(699)	$116,245

(a)
Current period change for the year ended December 31, 2012 includes $12.3 million related to a non-cash write-off of foreign currency translation adjustments from Accumulated other comprehensive income in connection with our exit of the phosphorus flame retardants business (see Note 19) in accordance with current accounting guidance.

(b)
Current period change for the year ended December 31, 2012 includes $6.5 million related to a supplemental executive retirement plan settlement in connection with the retirement of our former CEO and executive chairman, and ($4.5) million related to various amendments to certain of our U.S. pension and defined contribution plans that were approved by our Board of Directors in the fourth quarter of 2012.

Components and Activity in Accumulated Other Comprehensive Income, Net of Deferred Income Taxes
In accordance with accounting guidance issued by the FASB in February 2013 which became effective for us in the first quarter of 2013 on a prospective basis, below is information about amounts reclassified from accumulated other comprehensive income for the year ended December 31, 2013 (in thousands):

	Foreign Currency Translation Adjustments	Net Prior Service Benefit	Unrealized Loss on Marketable Securities	Other	Total
Accumulated other comprehensive income - balance at December 31, 2012	$85,117	$989	$(6)	$(836)	$85,264
Other comprehensive income (loss) before reclassifications	31,704	—	(2)	—	31,702
Amounts reclassified from accumulated other comprehensive income	—	(502)	—	137	(365)
Other comprehensive income (loss), net of tax	31,704	(502)	(2)	137	31,337
Other comprehensive income attributable to noncontrolling interests	(356)	—	—	—	(356)
Accumulated other comprehensive income - balance at December 31, 2013	$116,465	$487	$(8)	$(699)	$116,245